Income Taxes (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Gain on extinguishment of debt			$ 0	$ (209,009)
Provision for income taxes	$ 0	$ 0	808	0
Reconciliation of income taxes [Member]
Computed tax benefit at federal statutory rate			764,147	(554,289)
State taxes			638	0
Permanent items			75	1,778
Stock-based compensation			8,829	58,284
Incentive stock options			0	0
Conversion feature derivative liability			0	24,394
Interest expense, derivative liability			0	34,505
Uncertain tax positions			0	0
Impact of difference related to foreign earnings			0	0
Gain on extinguishment of debt			0	0
Change in fair value of derivative liability			16,661	223,699
Valuation allowance			(789,542)	211,629
Provision for income taxes			$ 808	$ 0